UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund:    BlackRock Strategic Dividend Achievers Trust (BDT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Dividend Achievers Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(unaudited)	(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.8%
	Common Stocks—98.8%
	Automotive—3.7%
182,400	Genuine Parts Co.	$8,012,832
75,300	Harsco Corp.	4,286,076
95,000	Superior Industries Intl., Inc.	1,730,900

	Total Automotive	14,029,808

	Basic Materials—1.9%
172,000	RPM Intl., Inc.	3,722,080
108,600	Sonoco Products Co.	3,351,396

	Total Basic Materials	7,073,476

	Building & Development—2.5%
111,500	ABM Industries, Inc.	2,310,280
312,600	Masco Corp.	7,167,918

	Total Building & Development	9,478,198

	Consumer Products—14.5%
152,000	Avery Dennison Corp.	7,876,640
134,000	Clorox Co.	8,216,880
162,600	La-Z-Boy, Inc.	1,239,012
51,600	Lancaster Colony Corp.	1,798,776
123,450	Meridian Bioscience, Inc.	3,877,565
76,800	Polaris Industries, Inc.	3,336,192
129,000	Sherwin-Williams Co. (The)	7,380,090
69,800	Stanley Works (The)	3,584,928
195,500	SUPERVALU, INC.	5,876,730
65,900	Universal Corp.	3,282,479
103,300	VF Corp.	7,992,321

	Total Consumer Products	54,461,613

	Energy—20.2%
50,400	American States Water Co.	1,737,792
216,500	Aqua America, Inc.	4,314,845
174,200	Atmos Energy Corp.	5,003,024
59,600	Black Hills Corp.	2,308,904
66,000	California Water Service Group	2,298,780
195,400	Consolidated Edison, Inc.	8,515,532
97,900	Integrys Energy Group, Inc.	4,759,898
146,000	MDU Resources Group, Inc.	3,784,320
85,200	MGE Energy, Inc.	2,791,152
100,600	National Fuel Gas Co.	4,336,866
47,000	New Jersey Resources Corp.	2,203,830
99,500	Otter Tail Corp.	3,240,715
166,500	Peidmont Natural Gas Co.	4,174,155
106,700	Pinnacle West Capital Corp.	4,099,414
181,400	Progress Energy, Inc.	8,193,838
151,200	UGI Corp.	4,024,944
182,200	Vectren Corp.	5,001,390
149,000	WGL Holdings, Inc.	4,803,760

	Total Energy	75,593,159

	Financial Institutions—31.9%
73,900	Alfa Corp.	1,617,671
115,500	Arthur J. Gallagher & Co.	2,934,855
140,800	Associated Banc-Corp	3,967,744
138,300	Astoria Financial Corp.	3,758,994
180,473	BancorpSouth, Inc.	4,425,198
64,500	Bank of Hawaii Corp.	3,248,865
55,679	Chemical Financial Corp.	1,541,195
190,842	Cincinnati Financial Corp.	7,355,051
151,100	Comerica, Inc.	6,590,982
101,200	Commerce Group, Inc.	3,658,380
105,000	Community Bank System, Inc.	2,291,100
41,940	Erie Indemnity Co., Class A	2,123,422
84,400	First Charter Corp.	2,313,404
186,000	First Commonwealth Financial Corp.	2,157,600
61,000	First Financial Holdings, Inc.	1,484,740
174,400	FirstMerit Corp.	3,901,328
140,000	FNB Corp.	2,179,800
244,125	Fulton Financial Corp.	3,078,416
67,800	Harleysville Group, Inc.	2,417,070
43,348	Harleysville National Corp.	656,722
77,400	M&T Bank Corp.	7,102,998

Shares		Description	Value

		Financial Institutions— (cont’d)
196,398		Marshall & Ilsley Corp.	$5,479,504
73,600		Mercury General Corp.	3,539,424
204,045		Old National Bancorp	3,427,956
211,000		Old Republic Intl. Corp.	3,150,230
38,805		Park National Corp.	2,793,960
243,200		People’s United Financial, Inc.	4,107,648
59,800		S&T Bancorp, Inc.	1,860,378
96,600		Sterling Bancorp	1,382,346
78,900		Susquehanna Bancshares, Inc.	1,674,258
285,400		Synovus Financial Corp.	3,770,134
150,000		TCF Financial Corp.	3,187,500
98,400		United Bankshares, Inc.	3,164,544
183,886		Valley National Bancorp	3,723,692
161,810		Washington Federal, Inc.	3,951,400
68,400		WesBanco, Inc.	1,878,264
112,200		Wilmington Trust Corp.	3,912,414

		Total Financial Institutions	119,809,187

		Health Care—0.9%
64,000		Hillenbrand Industries, Inc.	3,310,080

		Industrials—7.0%
146,500		Bemis Co., Inc.	3,981,870
193,300		Leggett & Platt, Inc.	3,676,566
162,000		LSI Industries, Inc.	1,989,360
74,600		McGrath RentCorp	1,737,434
97,600		Vulcan Materials Co.	7,657,696
92,000		W.W. Grainger, Inc.	7,320,440

		Total Industrials	26,363,366

		Media—2.4%
165,100		Gannet Co., Inc.	6,108,700
169,800		New York Times Co. (The)	2,842,452

		Total Media	8,951,152

		Real Estate Investment Trust—9.2%
94,000		CBL & Associates Properties, Inc.	2,498,520
67,000		Colonial Properties Trust	1,650,880
91,000		Duke Realty Corp.	2,151,240
44,400		EastGroup Properties, Inc.	1,837,716
97,300		HCP, Inc.	2,958,893
63,600		Healthcare Realty Trust, Inc.	1,642,788
132,000		Lexington Realty Trust	1,973,400
71,500		Liberty Property Trust	2,295,865
148,200		National Retail Properties, Inc.	3,367,104
122,700		Realty Income Corp.	2,991,426
120,800		UDR, Inc.	2,757,864
89,200		Universal Health Realty Income Trust	3,215,660
70,500		Washington Real Estate Investment Trust	2,217,930
81,150		Weingarten Realty Investors	2,728,263

		Total Real Estate Investment Trust	34,287,549

		Technology—4.6%
222,800		Linear Technology Corp.	6,164,876
32,466	[1]	Metavante Technologies, Inc.	719,122
197,700		Pitney Bowes, Inc.	7,255,590
138,111		Total System Services, Inc.	3,190,364

		Total Technology	17,329,952

		Total Common Stocks
		(cost $365,839,432)	370,687,540

		MONEY MARKET FUND—1.2%
4,320,357	[2]	Fidelity Institutional Money Market Prime
		Portfolio, 3.96% (cost $4,320,357)	4,320,357

Total investments — 100% (cost $370,159,7893)			$375,007,897
Other assets in excess of liabilities—0.0%			95,527

Net Assets—100.0%			$375,103,424

[1]	Non-income producing security.

[2]	Represents current yield as of January 31, 2008.

[3]

Cost for federal income tax purposes is $368,850,924. The net unrealized appreciation on a tax basis is $6,156,973, consisting of $40,252,254 gross unrealized appreciation and $34,095,281 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend Achievers Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Dividend Achievers Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Dividend Achievers Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Dividend Achievers Trust

Date: March 24, 2008